Related party balances and transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Dividend receivable				¥ 15,000,000	¥ 15,000,000
Dividend received	¥ 15,000,000	¥ 7,500,000
Other Affiliate | Newup Bank of Liaoning
Related party balances and transactions
Net revenue			¥ 11,370,044
Account receivable and contract assets			¥ 1,096,251